Securitizations and Variable Interest Entities - Fair value of retained interests (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 163	¥ 138
Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	158	138
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	5	0
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	158	138
Investment grade [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	158	138
Investment grade [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Investment grade [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	0
Other [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	5	0
Other [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	0
Other [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	5	0
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	158	138
Level 2 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	158	138
Level 2 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	0
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	5	0
Level 3 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 5	¥ 0